Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 2,215
Closing balance	223	€ 2,215
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,020	4,920
Additions	153	91
Disposals	(41)	(41)
Transfers		(950)
Closing balance	872	4,020	€ 4,920
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,805)	(1,916)
Disposals	1,819	41
Transfers		950
Depreciation charge	(663)	(880)
Closing balance	(649)	(1,805)	(1,916)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,744
Depreciation charge	(439)	(454)	(428)
Closing balance	0	1,744
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,025	3,001
Additions	146	24
Disposals	(3,171)
Closing balance	0	3,025	3,001
Property [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,281)	(827)
Disposals	1,721
Depreciation charge	(439)	(454)
Closing balance	0	(1,281)	(827)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	213
Depreciation charge	(105)	(76)	(75)
Closing balance	83	213
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	454	429
Additions	7	67
Disposals	(131)	(41)
Closing balance	331	454	429
Vehicles [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(241)	(165)
Disposals	98	41
Depreciation charge	(105)	(117)
Closing balance	(248)	(241)	(165)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	258
Depreciation charge	(118)	(309)	(567)
Closing balance	140	258
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	541	1,491
Additions		0
Transfers		(950)
Closing balance	541	541	1,491
Plant and Equipments [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(283)	(924)
Transfers		950
Depreciation charge	(118)	(309)
Closing balance	€ (401)	€ (283)	€ (924)